SCHEDULE OF SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Supplemental Cash Flow Elements [Abstract]
Taxes accrued for repurchase of restricted shares		$ 49
Preferred Stock Deemed Dividend		3,033	$ 3,033
Investment in DiamiR	$ 248
Net cash used in operating activities of discontinued operations				(30)
Net cash provided by investing activities of discontinued operations
Cash paid for taxes			218	227
Cash paid for interest			60	170
Adoption of ASC 842 - right of use asset				2,449
Adoption of ASC 842 - operating lease liability				2,536
Accrued financing costs			31	342
Accrued preferred dividends				$ 429